Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Product Warranty Reserves	The following table summarizes the changes in total product warranty reserves for the periods presented:

	Product Warranty
Millions of dollars	2020	2019
Balance at January 1	$383	$268
Issuances/accruals during the period	226	350
Settlements made during the period/other(1)	(336)	(235)
Balance at December 31	$273	$383
Current portion	$184	$254
Non-current portion	89	129
Total	$273	$383
(1)Includes updated reserve assumptions noted below.

Purchase Obligations
Our expected cash outflows resulting from non-cancellable purchase obligations are summarized by year in the table below:

Millions of dollars
2021	$214
2022	132
2023	89
2024	53
2025	26
Thereafter	42
Total purchase obligations	$556